Supplementary cash flows information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	$ 8,290	$ 7,401
Decrease (Increase) in inventory	(2,026)	3,161
Increase in other current assets	1,784	(8,133)
Decrease in accounts payable and accrued liabilities	(3,293)	(12,442)
Non-cash working capital items	$ 4,755	$ (10,013)